Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss)
The components of other comprehensive income (loss) for the years ended December 31, 2012, 2011 and 2010 are as follows:

For the year ended December 31,	2012
(In millions of dollars)	Pre-Tax	Tax (Credit)	Net of Tax
Foreign currency translation adjustments	$177	$(5)	$182
Unrealized investment gains (losses)	(1)	1	(2)
Pension/post-retirement plans:
Amortization of losses (gains) included in net periodic pension cost:
Prior service gains	(31)	(12)	(19)
Net actuarial losses	270	90	180
Subtotal	239	78	161
Net loss arising during period	(648)	(217)	(431)
Foreign currency translation adjustments	(113)	(26)	(87)
Other adjustments	75	17	58
Pension/post-retirement plans losses	(447)	(148)	(299)
Other comprehensive loss	$(271)	$(152)	$(119)

For the year ended December 31,	2011
(In millions of dollars)	Pre-Tax	Tax (Credit)	Net of Tax
Foreign currency translation adjustments	$(100)	$4	$(104)
Unrealized investment losses	(9)	(4)	(5)
Pension/post-retirement plans:
Amortization of losses (gains) included in net periodic pension cost:
Prior service gains	(32)	(13)	(19)
Net actuarial losses	213	68	145
Subtotal	181	55	126
Net loss arising during period	(1,289)	(388)	(901)
Foreign currency translation adjustments	(14)	(3)	(11)
Other adjustments	8	1	7
Pension/post-retirement plans losses	(1,114)	(335)	(779)
Other comprehensive loss	$(1,223)	$(335)	$(888)

For the year ended December 31,	2010
(In millions of dollars)	Pre-Tax	Tax (Credit)	Net of Tax
Foreign currency translation adjustments	$(34)	$(7)	$(27)
Unrealized investment losses	(17)	(5)	(12)
Pension/post-retirement plans:
Amortization of losses (gains) included in net periodic pension cost:
Prior service gains	(34)	(13)	(21)
Net actuarial losses	144	48	96
Subtotal	110	35	75
Net loss arising during period	(346)	(111)	(235)
Foreign currency translation adjustments	89	18	71
Other adjustments	1	2	(1)
Pension/post-retirement plans losses	(146)	(56)	(90)
Other comprehensive loss	$(197)	$(68)	$(129)

The components of accumulated other comprehensive income (loss) are as follows:

(In millions of dollars)	December 31, 2012	December 31, 2011
Foreign currency translation adjustments (net of deferred tax liability of $9 and $14 in 2012 and 2011, respectively)	$140	$(42)
Net unrealized investment gains (net of deferred tax liability of $2 and $1 in 2012 and 2011, respectively)	4	6
Net charges related to pension / post-retirement plans (net of deferred tax asset of $1,657 and $1,508 in 2012 and 2011, respectively)	(3,451)	(3,152)
	$(3,307)	$(3,188)